UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2010

Date of Reporting Period: 09/30/2010

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 09/30/2010

		VALUE
		------------
COMMON STOCKS - 93.28%
	Consumer Discretionary - Durables & Apparel - 1.35%
50,000	Tupperware Brands Corporation	$ 2,288,000
		------------

	Consumer Discretionary - Media - 1.18%
45,000	Morningstar, Inc. *	2,005,200
		------------
	Consumer Discretionary - Retail - 9.06%
105,000	Aaron's, Inc.	1,937,250
60,000	Dress Barn, Inc. (The) *	1,425,000
125,000	Express, Inc. *	1,901,250
40,000	Gymboree Corporation (The) *	1,661,600
75,000	hhgregg, Inc. *	1,857,000
55,000	J.Crew Group, Inc. *	1,849,100
55,000	Monro Muffler Brake, Inc.	2,536,050
75,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	2,190,000
		------------
		15,357,250
		------------
	Consumer Discretionary - Services - 4.22%
15,000	Buffalo Wild Wings, Inc. *	718,350
20,000	Panera Bread Company *	1,772,200
125,000	Texas Roadhouse, Inc. *	1,757,500
220,000	Wendy's/Arby's Group, Inc.	996,600
50,000	WMS Industries Inc. *	1,903,500
		------------
		7,148,150
		------------
	Consumer Staples - Food, Beverage & Tobacco - 1.22%
45,000	TreeHouse Foods, Inc. *	2,074,500
		------------
	Consumer Staples - Household & Personal Products - 1.17%
200,000	Prestige Brands Holdings, Inc. *	1,978,000
		------------
	Energy - 3.73%
30,100	Approach Resources Inc. *	336,518
70,000	Bolt Technology Corporation *	717,500
50,000	Brigham Exploration Company *	937,500
22,500	Bristow Group Inc. *	811,800
15,000	Lufkin Industries, Inc.	658,500
10,000	Oceaneering International,Inc. *	538,600
35,000	Rosetta Resources, Inc. *	822,150
40,000	SM Energy Company	1,498,400
		------------
		6,320,968
		------------
	Financials - Banks - 4.24%
100,000	Associated Banc-Corp	1,319,000
101,000	Baylake Corp.	444,400
60,000	Community Bank System, Inc.	1,380,600
73,394	First Financial Bancorp.	1,224,212
85,513	FirstMerit Corporation	1,566,598
25,000	IBERIABANK Corporation	1,249,500
		------------
		7,184,310
		------------
	Financials - Diversified - 4.15%
23,000	Affiliated Managers Group, Inc. *	1,794,230
150,000	Duff & Phelps Corporation - Class A	2,020,500
45,000	Eaton Vance Corp.	1,306,800
70,000	Waddell & Reed Financial, Inc.	1,915,200
		------------
		7,036,730
		------------
	Financials - Insurance - 2.16%
120,000	Brown & Brown, Inc.	2,422,800
47,500	HCC Insurance Holdings, Inc.	1,239,275
		------------
		3,662,075
		------------

	Health Care - Equipment - 10.08%
114,000	Allscripts Healthcare Solutions, Inc. *	2,105,580
43,500	Computer Programs and Systems, Inc.	1,851,795
120,000	DexCom, Inc. *	1,586,400
26,000	IDEXX Laboratories, Inc. *	1,604,720
94,400	Insulet Corporation *	1,334,816
65,000	Masimo Corporation	1,775,150
80,000	MedAssets, Inc. *	1,683,200
104,550	Meridian Bioscience, Inc.	2,287,554
52,500	NuVasive, Inc. *	1,844,850
70,000	Wright Medical Group, Inc. *	1,008,700
		------------
		17,082,765
		------------
	Health Care - Pharmaceuticals & Biotechnology - 3.96%
49,500	Charles River Laboratories International, Inc. *	1,640,925
69,500	PAREXEL International Corporation *	1,607,535
30,000	Perrigo Company	1,926,600
25,000	Techne Corporation	1,543,250
		------------
		6,718,310
		------------
	Health Care - Services - 2.46%
35,000	MWI Veterinary Supply, Inc. *	2,020,200
101,500	VCA Antech, Inc. *	2,140,635
		------------
		4,160,835
		------------
	Industrials - Capital Goods - 9.45%
55,000	Baldor Electric Company	2,222,000
120,000	Beacon Roofing Supply, Inc. *	1,748,400
42,650	Graco Inc.	1,353,284
35,000	Middleby Corporation (The) *	2,218,650
32,500	MSC Industrial Direct Co., Inc. - Class A	1,756,300
55,000	RBC Bearings Incorporated *	1,868,900
25,000	Regal-Beloit Corporation	1,467,250
75,000	Robbins & Myers, Inc.	2,008,500
48,750	Sun Hydraulics Corporation	1,374,263
		------------
		16,017,547
		------------
	Industrials - Commercial Services & Supplies - 8.14%
50,000	Copart, Inc. *	1,648,500
85,000	Healthcare Services Group, Inc.	1,937,150
70,000	ICF International, Inc. *	1,754,900
32,500	IHS Inc. - Class A *	2,210,000
105,000	Mobile Mini, Inc. *	1,610,700
45,000	Ritchie Bros. Auctioneers Incorporated	934,650
105,000	Standard Parking Corporation *	1,795,500
27,500	Stericycle, Inc. *	1,910,700
		------------
		13,802,100
		------------
	Industrials - Transportation - 2.66%
75,000	Hub Group, Inc. - Class A *	2,194,500
100,000	Marten Transport, Ltd.	2,318,000
		------------
		4,512,500
		------------
	Information Technology - Hardware & Equipment - 3.82%
115,000	Ceragon Networks Ltd. *	1,137,350
73,500	FLIR Systems, Inc. *	1,888,950
115,000	Intermec, Inc. *	1,409,900
25,000	Netezza Corporation *	673,750
30,000	Riverbed Technology, Inc. *	1,367,400
		------------
		6,477,350
		------------
	Information Technology -
	Semiconductors & Semiconductor Equipment - 4.78%
35,000	Cavium Networks, Inc. *	1,006,600
100,000	CEVA, Inc. *	1,430,000
55,000	Cirrus Logic Inc. *	981,200
20,000	OmniVision Technologies, Inc. *	460,800
45,000	Silicon Laboratories, Inc. *	1,649,250
115,000	Skyworks Solutions, Inc. *	2,378,200
20,000	TriQuint Semiconductor, Inc. *	192,000
		------------

			8,098,050
			------------
		Information Technology - Software & Services - 11.34%
	47,500	ANSYS, Inc. *	2,006,875
	27,500	Concur Technologies, Inc. *	1,359,600
	12,300	Echo Global Logistics, Inc. *	157,071
	25,000	FactSet Research Systems Inc.	2,028,250
	70,000	Fortinet *	1,750,000
	50,000	Informatica Corporation *	1,920,500
	47,500	ManTech International Corporation - Class A *	1,881,000
	54,500	MICROS Systems, Inc. *	2,306,985
	30,000	Quality Systems, Inc.	1,989,300
	100,000	Smith Micro Software, Inc. *	994,000
	55,000	SolarWinds, Inc. *	949,300
	42,500	Solera Holdings, Inc.	1,876,800
			------------
			19,219,681
			------------
		Materials - 4.11%
	61,000	AptarGroup, Inc.	2,785,870
	110,000	RPM International, Inc.	2,191,200
	65,000	Sensient Technologies Corporation	1,981,850
			------------
			6,958,920
			------------
		TOTAL COMMON STOCKS (cost $118,595,759)	158,103,241
			------------

SHORT	-TERM INVESTMENTS - 6.31%
		Commercial Paper - 5.67%
	$550,000	Consolidated Edison Company of New York, Inc. 10/01/10, 0.34%	550,000
	750,000	Kellogg Company 10/04/10, 0.25%	749,985
	350,000	Volkswagen of America, Inc. 10/04/10, 0.33%	349,990
	600,000	CVS Corporation 10/05/10, 0.35%	599,977
	575,000	General Mills, Inc. 10/05/10, 0.28%	574,982
	775,000	UnitedHealth Group Incorporated 10/05/10, 0.37%	774,968
	850,000	BMW US Capital, LLC 10/06/10, 0.37%	849,956
	725,000	Kellogg Company 10/07/10, 0.22%	724,974
	675,000	Consolidated Edison Company of New York, Inc. 10/08/10, 0.32%	674,958
	600,000	Hitachi Capital America Corp. 10/12/10, 0.35%	599,936
	700,000	Hitachi Capital America Corp. 10/12/10, 0.35%	699,925
	700,000	General Mills, Inc. 10/13/10, 0.28%	699,935
	350,000	General Mills, Inc. 10/13/10, 0.28%	349,967
	650,000	Volkswagen of America, Inc. 10/18/10, 0.38%	649,883
	250,000	Volkswagen of America, Inc. 10/21/10, 0.38%	249,947
	500,000	BMW US Capital, LLC 10/25/10, 0.34%	499,887
			------------
			9,599,270
			------------
		Variable Rate Security - 0.64%
	1,086,803	American Family Financial Services, Inc. 10/01/10, 0.10%(1)	1,086,803
			------------

		TOTAL SHORT-TERM INVESTMENTS (cost $10,686,073)	10,686,073
			------------
		TOTAL SECURITY HOLDINGS (cost $129,281,832) - 99.59%	168,789,314
			------------
		OTHER ASSETS, NET OF LIABILITIES - 0.41%	701,424
			------------
		TOTAL NET ASSETS	$169,490,738
			------------
			------------

(1) Subject to a demand feature as defined by the Securities and Exchange Commission

*	NON-INCOME PRODUCING
%	OF NET ASSETS

As of September 30, 2010, investment cost for federal tax purposes was $129,683,055 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$45,007,866
Unrealized depreciation	(5,901,607)
-----------
Net unrealized depreciation	$39,106,259
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$158,103,241
Level 2 -
Commercial Paper	9,599,270
Variable Rate Security	1,086,803
Level 3 -
None
------------
Total	$168,789,314
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/09/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/09/2010

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/09/2010